Other liabilities - Options under Business Combination (Details) - Ferroglobe Stock Option Replacement Awards	12 Months Ended
	Dec. 31, 2019 USD ($) EquityInstruments Y $ / shares shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2017 USD ($) EquityInstruments $ / shares	Dec. 23, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share ratio exchanged upon business combination				1
Outstanding at beginning of the period | EquityInstruments	103,630	523,361
Exercised during the period	0	59,980
Expired/forfeited during the period | shares	(78,630)	(167,990)
Cancelled in lieu of cash settlement | shares		(191,761)
Outstanding at end of the period | EquityInstruments	25,000	103,630	523,361
Exercisable | EquityInstruments	25,000
Weighted average exercise price at the beginning of the period	$ 19.40	$ 15.12
Weighted average exercise price, exercised		5.89
Weighted average exercise price, expired/forfeited	20.25	17.99
Weighted average exercise price of cancelled in lieu of cash settlement		12.54
Weighted average exercise price at the end of the period	16.70	$ 19.40	$ 15.12
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 16.70
Weighted average remaining contractual life of outstanding share options	1 month 28 days	5 months 9 days	10 months 21 days
Weighted average remaining contractual term, exercisable | Y	0.16
Aggregate intrinsic value of options outstanding | $		$ 1,774,000	$ 580,000
Number of options vested | shares	25,000	103,630
Number of options unvested | shares	0	0
Share based compensation expense | $	$ 0	$ 287,000
Payment settled for equity shares | $	$ 0